Share-Based Payments (Details) - Schedule of Compensation Payable to BHES $ in Thousands	Jun. 30, 2023 USD ($)
Schedule Of Compensation Payable To Bhes [Abstract]
Compensation Cost Incurred To Date	$ 19,738
Remaining Compensation Cost	7,607
Total Compensation Cost	$ 27,345